Schedule of Fixed Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Total	$ 401,000	$ 84,582
Less: accumulated depreciation	(97,000)	(32,469)
Total fixed assets, net	304,000	52,113
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total	34,000	9,533
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Total	$ 367,000	$ 75,049